Schedule of changes in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Changes In Allowance For Doubtful Accounts
Balance of provision at the beginning of the year	R$ (173,007)	R$ (229,323)	R$ (233,625)
Provision in the year	(144,888)	(65,571)	(59,885)
Reversal in the year	149,681	28,563	45,501
Write-offs	36,580	93,324	18,686
Balance of provision at the end of the year	R$ (131,634)	R$ (173,007)	R$ (229,323)